Class Z [Member] Average Annual Total Returns - Class Z Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
C000163284 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.96%	10.71%	8.95%
C000163284 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	38.81%	9.34%	8.07%
C000163284 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.80%	8.29%	7.20%